CORPORATE INFORMATION AND DEFINED TERMS (Details 1)	2 Months Ended
Dec. 31, 2023
Convertible Debentures [Member]
Reserve Quantities [Line Items]
Defined term	“December Convertible Debentures”
Terms related to Convertible Debentures issued in December 2022	Convertible debentures with aggregate principal amount of $2,000,000 issued in December 2022
Purchasers of Convertible Debentures [Member]
Reserve Quantities [Line Items]
Defined term	“Purchasers”
Terms related to Convertible Debentures issued in December 2022	Purchasers of Convertible Debentures
6,716,499 warrants issued to the Purchasers [Member]
Reserve Quantities [Line Items]
Defined term	“December Warrants”
Terms related to Convertible Debentures issued in December 2022	6,716,499 warrants issued to the Purchasers
Convertible debentures with aggregate principal amount of $5,000,000 issued in July 2023 [Member]
Reserve Quantities [Line Items]
Defined term	“July Convertible Debentures”
Terms related to Convertible Debentures issued in July 2023	Convertible debentures with aggregate principal amount of $5,000,000 issued in July 2023
Subscribers of Convertible Debentures [Member]
Reserve Quantities [Line Items]
Defined term	“Subscribers”
Terms related to Convertible Debentures issued in July 2023	Subscribers of Convertible Debentures
Terms related to Convertible Debentures issued in August 2023	Subscribers of Convertible Debentures
13,737,500 warrants issued to the Subscribers [Member]
Reserve Quantities [Line Items]
Defined term	“July Warrants”
Terms related to Convertible Debentures issued in July 2023	13,737,500 warrants issued to the Subscribers
Convertible debentures with aggregate principal amount of $1,000,000 issued in August 2023 [Member]
Reserve Quantities [Line Items]
Defined term	“August Convertible Debentures”
Terms related to Convertible Debentures issued in August 2023	Convertible debentures with aggregate principal amount of $1,000,000 issued in August 2023
Non-brokered private placement of common shares (“Private Placement”) for total gross proceeds of $1,300,000 [Member]
Reserve Quantities [Line Items]
Defined term	“Private Placement”
Terms related to non-brokered private placement of common shares	Non-brokered private placement of common shares (“Private Placement”) for total gross proceeds of $1,300,000
Agent for March 2021 brokered private placement of special warrants [Member]
Reserve Quantities [Line Items]
Defined term	“Agent”
Terms related to brokered private placement of special warrants	Agent for March 2021 brokered private placement of special warrants
March 2021 brokered private placement of special warrants [Member]
Reserve Quantities [Line Items]
Defined term	“Offering”
Terms related to brokered private placement of special warrants	March 2021 brokered private placement of special warrants
An aggregate of 1,127,758 broker warrants of the Company [Member]
Reserve Quantities [Line Items]
Defined term	“Broker Warrants”
Terms related to brokered private placement of special warrants	An aggregate of 1,127,758 broker warrants of the Company
Compensation options, resulting from exercise of Broker Warrants [Member]
Reserve Quantities [Line Items]
Defined term	“Compensation Options”
Terms related to brokered private placement of special warrants	Compensation options, resulting from exercise of Broker Warrants
Warrants for consideration of advisory services issued to the Agent [Member]
Reserve Quantities [Line Items]
Defined term	“Advisory Warrants”
Terms related to brokered private placement of special warrants	Warrants for consideration of advisory services issued to the Agent
The Broker Warrants and Advisory Warrants referred to collectively [Member]
Reserve Quantities [Line Items]
Defined term	“Agent Warrants”
Terms related to brokered private placement of special warrants	The Broker Warrants and Advisory Warrants referred to collectively
One unit of the Company resulting from exercise of a Compensation Option, comprised of one common share and one common share purchase warrant [Member]
Reserve Quantities [Line Items]
Defined term	“Compensation Unit”
Terms related to brokered private placement of special warrants	One unit of the Company resulting from exercise of a Compensation Option, comprised of one common share and one common share purchase warrant
Warrant resulting from Compensation Option [Member]
Reserve Quantities [Line Items]
Defined term	“Compensation Warrant”
Terms related to brokered private placement of special warrants	Warrant resulting from Compensation Option
International Financial Reporting Standards [Member]
Reserve Quantities [Line Items]
GeneralTerms	International Financial Reporting Standards
Defined term	“IFRS”
International Accounting Standards [Member]
Reserve Quantities [Line Items]
GeneralTerms	International Accounting Standards
Defined term	“IAS”
International Accounting Standards Board [Member]
Reserve Quantities [Line Items]
GeneralTerms	International Accounting Standards Board
Defined term	“IASB”
International Financial Reporting Interpretations Committee [Member]
Reserve Quantities [Line Items]
GeneralTerms	International Financial Reporting Interpretations Committee
Defined term	“IFRIC”
United States [Member]
Reserve Quantities [Line Items]
GeneralTerms	United States
Defined term	“U.S.”
United States Dollar [Member]
Reserve Quantities [Line Items]
GeneralTerms	United States dollar
Defined term	“U.S. dollar”
Fair value less costs to sell [Member]
Reserve Quantities [Line Items]
GeneralTerms	Fair value less costs to sell
Defined term	“FVLCTS”
Fair value through profit or loss [Member]
Reserve Quantities [Line Items]
GeneralTerms	Fair value through profit or loss
Defined term	“FVTPL”
Fair value through other comprehensive income [Member]
Reserve Quantities [Line Items]
GeneralTerms	Fair value through other comprehensive income
Defined term	“FVOCI”
Other comprehensive income [Member]
Reserve Quantities [Line Items]
GeneralTerms	Other comprehensive income
Defined term	“OCI”
Solely payments of principal and interest [Member]
Reserve Quantities [Line Items]
GeneralTerms	Solely payments of principal and interest
Defined term	“SPPI”
Expected credit loss [Member]
Reserve Quantities [Line Items]
GeneralTerms	Expected credit loss
Defined term	“ECL”
Cash generating unit [Member]
Reserve Quantities [Line Items]
GeneralTerms	Cash generating unit
Defined term	“CGU”
Internal Revenue Code [Member]
Reserve Quantities [Line Items]
GeneralTerms	Internal Revenue Code
Defined term	“IRC”
U.S. Securities and Exchange Commission [Member]
Reserve Quantities [Line Items]
GeneralTerms	U.S. Securities and Exchange Commission
Defined term	“SEC”
Securities Exchange Act of 1934 [Member]
Reserve Quantities [Line Items]
GeneralTerms	Securities Exchange Act of 1934
Defined term	“1934 Act”
Federal Deposit Insurance Corporation [Member]
Reserve Quantities [Line Items]
GeneralTerms	Federal Deposit Insurance Corporation
Defined term	“FDIC”
Outdoor grow property located in Trail, Oregon leased from CEO [Member]
Reserve Quantities [Line Items]
Defined term	“Trail”
Terms related to companys locations	Outdoor grow property located in Trail, Oregon leased from CEO
Outdoor post-harvest facility located in Medford, Oregon leased from CEO [Member]
Reserve Quantities [Line Items]
Defined term	“Lars”
Terms related to companys locations	Outdoor post-harvest facility located in Medford, Oregon leased from CEO
President & Chief Executive Officer [Member]
Reserve Quantities [Line Items]
Defined term	“CEO”
Terms related to officers and directors of the Company	President & Chief Executive Officer
Chief Financial Officer [Member]
Reserve Quantities [Line Items]
Defined term	“CFO”
Terms related to officers and directors of the Company	Chief Financial Officer
Senior Vice President of GR Unlimited [Member]
Reserve Quantities [Line Items]
Defined term	“SVP”
Terms related to officers and directors of the Company	Senior Vice President of GR Unlimited
Chief Operating Officer [Member]
Reserve Quantities [Line Items]
Defined term	“COO”
Terms related to officers and directors of the Company	Chief Operating Officer (position eliminated in December 2021)
Michigan General Manager [Member]
Reserve Quantities [Line Items]
Defined term	“GM”
Terms related to officers and directors of the Company	Michigan General Manager
High Street Capital Partners, LLC [Member]
Reserve Quantities [Line Items]
Defined term	“HSCP”
Terms related to transactions with High Street Capital Partners, LLC	High Street Capital Partners, LLC
Agreement of the Company to acquire substantially all of the assets of the growing and retail operations of HSCP [Member]
Reserve Quantities [Line Items]
Defined term	“HSCP Transaction”
Terms related to transactions with High Street Capital Partners, LLC	Agreement of the Company to acquire substantially all of the assets of the growing and retail operations of HSCP
Management Services Agreement with HSCP [Member]
Reserve Quantities [Line Items]
Defined term	“HSCP MSA”
Terms related to transactions with High Street Capital Partners, LLC	Management Services Agreement with HSCP
Secured promissory note payable with a principal sum of $1,250,000 [Member]
Reserve Quantities [Line Items]
Defined term	“Secured Promissory Note”
Terms related to transactions with High Street Capital Partners, LLC	Secured promissory note payable with a principal sum of $1,250,000
Principal Payment of $500,000 due to HSCP on May 1, 2023 [Member]
Reserve Quantities [Line Items]
Defined term	“First Principal Payment”
Terms related to transactions with High Street Capital Partners, LLC	Principal Payment of $500,000 due to HSCP on May 1, 2023
Plant-Based Investment Corp., formerly related party [Member]
Reserve Quantities [Line Items]
Defined term	“PBIC”
Terms related to transactions with Plant-Based Investment Corp	Plant-Based Investment Corp., formerly related party
Unsecured promissory note agreement with PBIC of September 9, 2021 [Member]
Reserve Quantities [Line Items]
Defined term	“PBIC Note”
Terms related to transactions with Plant-Based Investment Corp	Unsecured promissory note agreement with PBIC of September 9, 2021
The Company’s sun-grown A-flower 2021 harvest, defined in the PBIC Note [Member]
Reserve Quantities [Line Items]
Defined term	“Harvest”
Terms related to transactions with Plant-Based Investment Corp	The Company’s sun-grown A-flower 2021 harvest, defined in the PBIC Note
The Company’s former ownership of 2,362,204 shares of PBIC [Member]
Reserve Quantities [Line Items]
Defined term	“PBIC Shares”
Terms related to transactions with Plant-Based Investment Corp	The Company’s former ownership of 2,362,204 shares of PBIC
2766923 Ontario Inc., receiver of PBIC Shares from the Company as part of the settlement of the PBIC Note [Member]
Reserve Quantities [Line Items]
Defined term	“Creditor”
Terms related to transactions with Plant-Based Investment Corp	2766923 Ontario Inc., receiver of PBIC Shares from the Company as part of the settlement of the PBIC Note
Goodness Growth Holdings, Inc. (CSE: GDNS; OTCQX: GDNSF) [Member]
Reserve Quantities [Line Items]
Defined term	“Goodness Growth”
Terms related to consulting agreement with Goodness Growth	Goodness Growth Holdings, Inc. (CSE: GDNS; OTCQX: GDNSF)
The consulting agreement under which the Company provides services to Goodness Growth [Member]
Reserve Quantities [Line Items]
Defined term	“Consulting Agreement”
Terms related to consulting agreement with Goodness Growth	The consulting agreement under which the Company provides services to Goodness Growth
Volume weighted average price [Member]
Reserve Quantities [Line Items]
Defined term	“VWAP”
Terms related to consulting agreement with Goodness Growth	Volume weighted average price
Iron Flag, LLC [Member]
Reserve Quantities [Line Items]
Defined term	“Iron Flag”
Terms related to ABCO Garden State, LLC secured draw down promissory note	Iron Flag, LLC
ABCO Garden State, LLC [Member]
Reserve Quantities [Line Items]
Defined term	“ABCO”
Terms related to ABCO Garden State, LLC secured draw down promissory note	ABCO Garden State, LLC
New Jersey Cannabis Regulatory Commission [Member]
Reserve Quantities [Line Items]
Defined term	“CRC”
Terms related to ABCO Garden State, LLC secured draw down promissory note	New Jersey Cannabis Regulatory Commission
Secured draw down promissory note [Member]
Reserve Quantities [Line Items]
Defined term	“Iron Flag Promissory Note”
Terms related to ABCO Garden State, LLC secured draw down promissory note	Secured draw down promissory note